Guaranteed Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Guaranteed Investment Contracts

Note 4 Guaranteed Investment Contract

The Plan maintains a blended stable value fund which includes the Empower Annuity Insurance Company Guaranteed Income Fund (Empower). The Plan elected in 2023 to end its contract with Empower, and transition to the Galliard Stable Return Fund C (Galliard Fund). The Empower fund will liquidate and pay out its fund balance in annual installments through 2028.

The Empower contract is an unallocated insurance contract, which is credited each January 1 and July 1 for interest earned. The average yields and interest rates earned for the full year and as of December 31, 2025 and 2024 were 3.00%.

Certain events limit the ability of the Plan to transact at contract value with the issuers. These events include, but are not limited to, the following: (1) amendments to the Plan documents, (2) bankruptcy of the Plan Administrator or other Plan Administrator events which cause a significant withdrawal from the Plan or (3) the failure of the Plan to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan believes that the occurrence of any event limiting the Plan’s ability to transact at contract value with members is not probable.